Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of repurchase and reverse repurchase agreements [text block] [Abstract]
Schedule of receivables from repurchase agreements and security borrowing
	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Central Bank promissory notes	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by the Chilean Government and Central Bank	10,006	—	—	—	—	—	—	—	—	—	—	—	10,006	—
Subtotal	10,006	—	—	—	—	—	—	—	—	—	—	—	10,006	—
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	29,089	37,763	20,591	14,013	16,721	12,589	—	—	—	—	—	—	66,401	64,365
Subtotal	29,089	37,763	20,591	14,013	16,721	12,589	—	—	—	—	—	—	66,401	64,365
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	39,095	37,763	20,591	14,013	16,721	12,589	—	—	—	—	—	—	76,407	64,365

Schedule of payables by selling financial instruments and security repurchase commitment
	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Central Bank promissory notes	183,083	—	—	—	—	—	—	—	—	—	—	—	183,083	—
Other instruments issued by the Chilean Government and Central Bank	47,763	351	—	—	—	—	—	—	—	—	—	—	47,763	351
Subtotal	230,846	351	—	—	—	—	—	—	—	—	—	—	230,846	351
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	57,648	84,996	43	—	—	52	—	—	—	—	—	—	57,691	85,048
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	380	2,320	—	4	—	—	—	—	—	—	—	—	380	2,324
Subtotal	58,028	87,316	43	4	—	52	—	—	—	—	—	—	58,071	87,372
Instruments issued by foreign institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	7,286	—	—	—	—	—	—	—	7,286
Subtotal	—	—	—	—	—	7,286	—	—	—	—	—	—	—	7,286
Total	288,874	87,667	43	4	—	7,338	—	—	—	—	—	—	288,917	95,009